MFS(R) Mid Cap Growth Fund

  Supplement to the Current Statement of Additional Information - Part I

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts", under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of October 31, 2007. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

-------------------------- -----------------------------------------------------
Name of Portfolio Manager            Dollar Range of Equity Securities in Fund
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Matthew Krummell                                       B
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Eric Weigel                                            N
-------------------------- -----------------------------------------------------

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of October 31, 2007 were as follows:

------------------ -------------------------------- ------------------------------ -----------------------------
                   Registered Investment Companies    Other Pooled Investment             Other Accounts
                                                              Vehicles
------------------ -------------------------------- ------------------------------ -----------------------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Name                   Number       Total Assets*    Number of     Total Assets     Number of    Total Assets
                    of Accounts*                     Accounts                       Accounts
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Matthew Krummell         4          $2.7 billion         1        $314.9 million        2        $27.3 million
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Eric Weigel              3          $1.6 billion         1        $314.9 million        1        $10.0 million
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------

----------------
* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

             The date of this Supplement is December 1, 2007.